[Missing Graphic Reference] USAA Tax Exempt Long-Term Fund Shares
USAA Tax Exempt Long-Term Fund Adviser Shares
USAA Tax Exempt Intermediate-Term Fund Shares
USAA Tax Exempt Intermediate-Term Fund Adviser Shares
USAA Tax Exempt Short-Term Fund Shares
USAA Tax Exempt Short-Term Fund Adviser Shares
USAA Tax Exempt Money Market Fund
USAA California Bond Fund Shares
USAA California Bond Fund Adviser Shares
USAA California Money Market Fund
USAA New York Bond Fund Shares
USAA New York Bond Fund Adviser Shares
USAA New York Money Market Fund
USAA Virginia Bond Fund Shares
USAA Virginia Bond Fund Adviser Shares
USAA Virginia Money Market Fund
SUPPLEMENT DATED DECEMBER 4, 2015 TO EACH FUND’S PROSPECTUS DATED AUGUST 1, 2015

USAA Global Equity Income Fund Shares USAA Global Equity Income Fund Institutional Shares
SUPPLEMENT DATED DECEMBER 4, 2015 TO THE FUND’S PROSPECTUS DATED AUGUST 7, 2015

USAA S&P 500 Index Fund – Member Shares USAA S&P 500 Index Fund – Reward Shares
USAA Nasdaq-100 Index Fund USAA Extended Market Index Fund
USAA Total Return Strategy Fund® Shares USAA Total Return Strategy Fund Institutional Shares
USAA Ultra Short-Term Bond Fund Shares USAA Ultra Short-Term Bond Fund Institutional Shares
USAA Real Return Fund Shares USAA Real Return Fund Institutional Shares
USAA Global Managed Volatility Fund Shares USAA Global Managed Volatility Fund Institutional Shares
USAA Flexible Income Fund Shares USAA Flexible Income Fund Institutional Shares
USAA Flexible Income Fund Adviser Shares
USAA Target Retirement Income Fund USAA Target Retirement 2020 Fund
USAA Target Retirement 2030 Fund USAA Target Retirement 2040 Fund
USAA Target Retirement 2050 Fund USAA Target Retirement 2060 Fund
SUPPLEMENT DATED DECEMBER 4, 2015 TO EACH FUND’S PROSPECTUS DATED MAY 1, 2015

USAA Growth and Tax Strategy Fund
USAA World Growth Fund Shares USAA World Growth Fund Institutional Shares USAA World Growth Fund Adviser Shares
USAA Precious Metals and Minerals Fund Shares USAA Precious Metals and Minerals Fund Institutional Shares
USAA Precious Metals and Minerals Fund Adviser Shares
USAA Government Securities Fund Shares USAA Government Securities Fund Institutional Shares USAA Government Securities Fund Adviser Shares
USAA Emerging Markets Fund Shares USAA Emerging Markets Fund Institutional Shares USAA Emerging Markets Fund Adviser Shares
USAA International Fund Shares USAA International Fund Institutional Shares USAA International Fund Adviser Shares
USAA Cornerstone Conservative Fund
USAA Cornerstone Moderately Conservative Fund
USAA Cornerstone Moderate Fund
USAA Cornerstone Moderately Aggressive Fund USAA Cornerstone Aggressive Fund USAA Cornerstone Equity Fund USAA Treasury Money Market Trust
SUPPLEMENT DATED DECEMBER 4, 2015 TO EACH FUND’S PROSPECTUS DATED OCTOBER 1, 2015

This Supplement updates certain information contained in the above-dated prospectuses. Please review this important information carefully.

With respect to the Extended Market Index Fund, Growth and Tax Strategy Fund, and Treasury Money Market Trust, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Shares of the Fund are available through a USAA investment account and through certain financial intermediaries, as described below. You may purchase shares of the Fund through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If shares of the Fund are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus and may vary. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

$3,000. However, a Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period with no initial investment.

NOTE: SHARES OF THE GROWTH AND TAX STRATEGY FUND ARE NOT AVAILABLE FOR AN INDIVIDUAL RETIREMENT ACCOUNT OR 401(k) PLAN OR OTHER TAX-EXEMPT INVESTOR BECAUSE THE MAJORITY OF ITS DIVIDENDS ARE TAX-EXEMPT.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the

Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of the Fund through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund you also may redeem shares by mail. Your redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of the Fund are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to the Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, Target Retirement 2050 Fund, Target Retirement 2060 Fund, Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Moderate Fund, Cornerstone Moderately Aggressive Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Shares of the Fund are available through a USAA investment account and through certain financial intermediaries, as described below. You may purchase shares of the Fund through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If shares of the Fund are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus and may vary. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

$1,000 minimum or $500 minimum initial investment with a $50 monthly systematic investment. However, a Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period with no initial investment.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of the Fund through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund you also may redeem shares by mail. Your redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of the Fund are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to the Total Return Strategy Fund, Real Return Fund, Ultra Short-Term Bond Fund, and Global Managed Volatility Fund, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. Fund Shares are available through a USAA investment account and through certain financial intermediaries, as described below. You may purchase Fund Shares through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund, you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Institutional Shares:
The Institutional Shares are a separate share class of the Fund and are not a separate mutual fund. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as a USAA Fund participating in a fund-of-funds investment strategy and other persons or legal entities that the Fund may approve from time to time.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:

$3,000. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Institutional Shares:
$1 million. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Institutional Shares:
There is no subsequent purchase minimum for the investment in the Institutional Shares of the Fund through any applicable discretionary managed account or similar investment program and/or certain other USAA affiliated products.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund, you also may redeem shares by mail. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

Institutional Shares:

Redemptions of Institutional Shares will receive a redemption price of the NAV per share next determined after we receive the request in proper form. If we receive the redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), the redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. We will send your money within seven days after the effective date of redemption.

CONVERTING SHARES

CONVERTING FROM INSTITUTIONAL SHARES INTO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares (e.g., you terminate participation in a USAA discretionary management account program), we may convert your Institutional Shares into Fund Shares. The Fund will notify you before any such conversion into Fund Shares occurs.

PRICING

When a conversion occurs, you receive shares of one class of the Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the respective NAV per share of each of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short -Term Fund, Tax Exempt Money Market Fund, California Bond Fund, California Money Market Fund, New York Bond Fund, New York Money Market Fund, Virginia Bond Fund, Virginia Money Market Fund, and Global Equity Income Fund, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated net asset value (NAV). We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. Fund Shares are available through USAA investment account and through certain financial intermediaries, as described below. You may purchase Fund Shares through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund, you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund, you also may redeem shares by mail. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE's regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares of the Fund through an account maintained with another financial institution and subsequently transfer your shares into an account established directly with the Fund or into your USAA investment account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of the Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the respective NAV per share of each of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to the Flexible Income Fund, Emerging Markets Fund, Precious Metals and Minerals Fund, International Fund, World Growth Fund, and Government Securities Fund, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Fund Shares:
The Fund Shares are a separate share class of the Fund and are not a separate mutual fund. Fund Shares are available through USAA investment account and through certain financial intermediaries, as described below. You may purchase Fund Shares through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund, you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If Fund Shares are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

Institutional Shares:
The Institutional Shares are a separate share class of the Fund and are not a separate mutual fund. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as a USAA Fund participating in a fund-of-funds investment strategy and other persons or legal entities that the Fund may approve from time to time.

Adviser Shares:
The Adviser Shares are a separate share class of the Fund and are not a separate mutual fund. The Adviser Shares are available for investment through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INITIAL PURCHASE

Fund Shares:
$3,000. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Institutional Shares:
$1 million. However, the Fund reserves the right to waive or lower purchase minimums in certain circumstances.

Adviser Shares:
$3,000. However, financial intermediaries may set different investment minimums, and Fund reserves the right to waive or lower purchase minimums in certain circumstances.

ADDITIONAL PURCHASES

Fund Shares:
$50 minimum per transaction, per account. Employees of USAA and its affiliated companies may make additional purchases through payroll deduction for as little as $25 per pay period.

Institutional Shares:
There is no subsequent purchase minimum for the investment in the Institutional Shares of the Fund through any applicable discretionary managed account or similar investment program and/or certain other USAA affiliated products.

Adviser Shares:
There is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries, including but not limited to banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services, may require their clients to meet different subsequent purchase requirements.

Contact your financial intermediary for trade deadlines and the applicable procedures for purchasing, selling, or exchanging your shares as well as initial and subsequent investment minimums.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

Fund Shares:
You may redeem Fund Shares through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund, you also may redeem shares by mail. Fund Share redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If Fund Shares are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If Fund Shares are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

Institutional Shares:
Redemptions of Institutional Shares will receive a redemption price of the NAV per share next determined after we receive the request in proper form. If we receive the redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), the redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. We will send your money within seven days after the effective date of redemption.

Adviser Shares:
Check with your financial intermediary for its policies on redemptions. Shares purchased through a financial intermediary should be redeemed through the financial intermediary. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERTING FROM INSTITUTIONAL SHARES INTO FUND SHARES

If you no longer meet the eligibility requirements to invest in Institutional Shares (e.g., you terminate participation in a USAA discretionary management account program), we may convert your Institutional Shares into Fund Shares. The Fund will notify you before any such conversion into Fund Shares occurs.

CONVERTING FROM ADVISER SHARES INTO FUND SHARES

If you hold Adviser Shares through an account maintained with another financial institution and subsequently transfer your shares into an account established directly with the Fund or into your USAA investment account, we may convert your Adviser Shares into Fund Shares.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange Fund Shares you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to the Nasdaq-100 Index Fund and the S&P 500 Index Fund, effective immediately, the following disclosure replaces the existing “Purchases,” “Redemptions,” “Converting Shares,” “Exchanges,” and “Other Important Information About Purchases, Redemptions, and Exchanges” sections in their entirety.

PURCHASES

OPENING AN ACCOUNT WITH THE FUND

You may purchase shares in an USAA investment account or through certain financial intermediaries as described below. You may call toll free at (800) 531-USAA (8722) or (210) 531-8722, Monday through Friday, 7:30 a.m. to 8 p.m., and Saturday, 8 a.m. to 5 p.m., Central time, to inquire about opening an account with us. If you already have an account with us, you will not need to fill out another application to invest in another fund of the USAA family of funds unless the registration is different or we need further information to verify your identity.

As required by federal law, we must obtain certain information from you prior to opening an account with us. If we are unable to verify your identity, we may refuse to open your account, or we may open your account and take certain actions without prior notice to you, including restricting account transactions pending verification of your identity. If we subsequently are unable to verify your identity, we may close your account and return to you the value of your shares at the next calculated NAV. We prohibit opening accounts for certain investors, including but not limited to, foreign financial institutions, shell banks, correspondent accounts for foreign shell banks, and correspondent accounts for foreign financial institutions. A “foreign shell bank” is a foreign bank without a physical presence in any country. A “correspondent account” is an account established for a foreign bank to receive deposits from, or to make payments or other disbursements on behalf of, the foreign bank, or to handle other financial transactions related to such foreign bank.

TAXPAYER IDENTIFICATION NUMBER

Each shareholder named on an account with us must provide a Social Security number or other taxpayer identification number to avoid tax withholding required by the Internal Revenue Code of 1986, as amended (the Code). See the section titled Taxes for additional tax information.

PURCHASING SHARES

Shares of the Fund are only available for sale in U.S. states and certain other areas subject to U.S. jurisdiction, and may not be offered for sale in non-U.S. jurisdictions. Investors residing outside of the United States (except those with Air/Army Post Office (APO), Fleet Post Office (FPO), or Diplomatic Post Office (DPO) addresses) generally may not purchase shares of the Fund, even if they are U.S. citizens or lawful permanent residents.

Member Shares and Reward Shares are each a separate share class of the S&P 500 Index Fund and are not separate mutual funds.

Shares of the Fund are available through a USAA investment account and through certain financial intermediaries, as described below. You may purchase shares of the Fund through your USAA investment account on the Internet or by telephone; and if you have an account directly with the Fund you also may purchase shares by mail.

Shares purchased through your USAA investment account will be subject to applicable policies and procedures. Additional fees also may apply.

If shares of the Fund are purchased through a retirement account or an investment professional (i.e., a financial intermediary), the policies and procedures on these purchases may differ from those discussed in this prospectus and may vary. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy or sell shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

ADDITIONAL INFORMATION REGARDING FINANCIAL INTERMEDIARIES

Your ability to purchase, exchange, redeem, and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include: minimum investment requirements, exchange policies, fund choices, cutoff time for investments, and trading restrictions.

In addition, your financial intermediary may charge a transaction or other fee for the purchase or sale of shares of the Fund. Those charges are retained by the financial intermediary and are not shared with us. Please contact your financial intermediary or plan sponsor for a complete description of its policies.

Copies of the Fund’s annual report, semiannual report, and SAI are available from your financial intermediary or plan sponsor.

MINIMUM INVESTMENTS

Initial Purchase

• $3,000 minimum

Additional Minimum Purchases

•
$50 per transaction minimum, per account. Employees of USAA and its affiliated companies may add to an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

Reward Shares – Initial Purchase (S&P 500 Index Fund Only)

•
$100,000 minimum for new investors.  Alternatively, investors who hold Member Shares and whose account balance in the Fund is at least $100,000 or who have an account through a USAA discretionary managed account program will have their Member Shares converted to Reward Shares (see the section entitled Converting Shares).  Until we verify that you are indeed eligible for Reward Shares, you will hold Member Shares, which will be converted to Reward Shares upon verification.

There are no minimum initial or subsequent purchase payment amounts for investments in a Fund through any USAA managed account and/or other affiliated product. In addition, a Fund may waive or lower purchase minimums in other circumstances.

Reward Shares – Additional Minimum Purchases (S&P 500 Index Fund Only)

•	$50 per transaction minimum, per account.

Note: Reward Shares are not available to: SIMPLE IRAs, SEP IRAs, KEOGHs, 403(b) custodian accounts, accounts held in pension plans, profit sharing plans, accounts maintained by financial intermediaries (excluding USAA companies), accounts held by corporations (excluding USAA companies), and other accounts receiving special services from IMCO, except USAA Federal Savings Bank Trust Department, or USAA Managed Portfolios – UMPTM.

EFFECTIVE DATE OF PURCHASE

When you make a purchase, your purchase price will be the NAV per share next determined after we or the financial intermediary receive your request in proper form (e.g., complete, signed application and payment). The Fund’s NAV per share is determined as of the close of the regular trading session (generally 4 p.m. Eastern time) of the New York Stock Exchange (NYSE) each day it is open for trading. If we or the financial intermediary receive your purchase request in proper form prior to that time, your purchase price will be the NAV per share determined for that day. If we or the financial intermediary receive your purchase request in proper form after that time, the purchase price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE.

The Fund or the Fund’s distributor or transfer agent may enter into agreements with Servicing Agents, which hold Fund Shares, Institutional Shares and/or Adviser Shares, if applicable, in omnibus accounts for their customers, under which the Servicing Agents are authorized to receive orders for shares of the Fund on the Fund’s behalf. Under these arrangements, the Fund will be deemed to have received an order when an authorized Servicing Agent receives the order. Accordingly, customer orders will be priced at the Fund’s NAV per share next computed after they are received by an authorized Servicing Agent even though the orders may be transmitted to the Fund by the Servicing Agent after the time the Fund calculates its NAV.

PAYMENT

If you hold an account directly with the Fund and you plan to purchase shares from us with a check, money order, traveler’s check, or other similar instrument, the instrument must be written in U.S. dollars and drawn on a U.S. bank. We do not accept the following foreign instruments: checks, money orders, traveler’s checks, or other similar instruments. In addition, we do not accept cash or coins. If you plan to purchase shares through a financial intermediary, please check with that financial intermediary regarding acceptable forms of payment.

REDEMPTIONS

For federal income tax purposes, a redemption of shares of the Fund is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the redeemed shares and the proceeds you receive upon their redemption. See the section titled Taxes for information regarding basis election and reporting.

The Fund may elect to suspend the redemption of shares or postpone the date of payment in limited circumstances (e.g., if the NYSE is closed or when permitted by order of the SEC).

REDEEMING SHARES

You may redeem shares of the Fund through your USAA investment account on the Internet or by telephone on any day the NAV per share is calculated. If you have a direct account with the Fund you also may redeem shares by mail. Your redemptions will receive a redemption price of the NAV per share next determined after we receive your request in proper form. If we receive your redemption request in proper form prior to the close of the NYSE’s regular trading session (generally 4 p.m. Eastern time), your redemption price will be the NAV per share determined for that day. If we receive the redemption request after that time, the redemption price will be the NAV per share calculated as of the close of the next regular trading session of the NYSE. Shares redeemed through your USAA investment account will be subject to applicable policies and procedures.

The Fund has undertaken certain authentication procedures regarding telephone transactions and will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Before any discussion regarding your account, we will obtain certain information from you to verify your identity. Additionally, your telephone calls may be recorded or monitored, and confirmations of account transactions are sent to the address of record or by electronic delivery to your designated e-mail address.

If shares of the Fund are held through a USAA investment account or an account directly with the Fund, we will send your money within seven days after the effective date of redemption. However, payment for redemption of shares purchased by electronic funds transfer (EFT) or check will be sent after the EFT or check has cleared, which could take up to seven days from the purchase date.

If shares of the Fund are held in your account with a financial intermediary, please contact your financial intermediary regarding redemption policies. Generally, any redemption request you place with your financial intermediary in proper form prior to the close of the NYSE (generally 4 p.m. Eastern time) will receive the NAV per share determined for that day, subject to the financial intermediary’s applicable policies and procedures. Normally, the Fund transmits proceeds to intermediaries for redemption orders received in proper form on the next business day after receipt. Under certain circumstances and when deemed to be in the Fund’s best interests, proceeds may not be sent to intermediaries for up to seven days after receipt of the redemption order.

CONVERTING SHARES

CONVERSION INTO REWARD SHARES

The following discussion applies to the S&P 500 Index Fund only.

We will convert Member Shares into Reward Shares if you meet either of the following criteria:

■	Your account balance in the Fund is at least $100,000; or

■	You hold Member Shares through a USAA discretionary managed account program.

CONVERSION INTO MEMBER SHARES

If you no longer meet the requirements for our Reward Shares, the Fund may reclassify your Reward Shares into Member Shares. A decline in your account balance due to redemption or exchange may result in such a conversion. Market movement alone, however, will not result in a conversion. The Fund will notify you in writing before any mandatory conversion into Member Shares.

If your account held Reward Shares as of April 30, 2006, and does not satisfy the above criteria, you may continue to hold Reward Shares and are eligible to purchase additional Reward Shares in your account, provided that you continue to satisfy the eligibility criteria that were previously in effect and on which the purchase of your Reward Shares were based. A conversion between share classes of the same fund is a nontaxable event.

PRICING

When a conversion occurs, you receive shares of one class of a Fund for shares of another class of the same Fund. At the time of conversion, the dollar value of the “new” shares you receive equals the dollar value of the “old” shares that were converted. In other words, the conversion has no effect on the value of your investment in the Fund at the time of the conversion. However, the number of shares you own after the conversion may be greater than or less than the number of shares you owned before the conversion, depending on the NAVs per share of the two share classes. A conversion between share classes of the same Fund is a nontaxable event.

EXCHANGES

For federal income tax purposes, an exchange between the Fund and another fund in the USAA family of funds is a taxable event, upon which you may recognize a capital gain or loss (unless you hold the shares of the Fund in a tax-deferred account or are a tax-exempt investor). A capital gain or loss is based on the difference between your cost basis in the exchanged shares and the NAV of the shares when they are exchanged. See the section titled Taxes for information regarding basis election and reporting.

EXCHANGE PRIVILEGE

You may exchange shares between funds in the USAA family of funds, provided the shares to be acquired are offered in your state of residence. The Fund, however, reserves the right to terminate or change the terms of an exchange offer.

If you have an account directly with the Fund you may make exchanges through the USAA self-service telephone system and on usaa.com. If you have a USAA investment account you may make exchanges on usaa.com or on mobile.usaa.com. Such exchanges require an Electronic Services Agreement (ESA) and EFT Buy/Sell authorization on file. After we receive the exchange orders, the Fund’s transfer agent will simultaneously process exchange redemptions and purchases at the share prices next determined pursuant to the procedures set forth herein. See the section titled Effective Date of Purchase for additional information. The investment minimums applicable to share purchases also apply to exchanges.

If shares of the Fund are held in an account with a financial intermediary, the policies and procedures on an exchange may differ from those discussed in this prospectus. Additional fees also may apply to your investment in the Fund, including a transaction fee, if you buy, sell, or exchange shares of the Fund through a broker or other investment professional. For more information on these fees, check with your investment professional.

OTHER IMPORTANT INFORMATION ABOUT PURCHASES, REDEMPTIONS, AND EXCHANGES

CONTACTING USAA

The following features may be available to you to purchase, redeem, and exchange shares of the Fund you hold in a USAA investment account or an account directly with the Fund.

Internet Access – usaa.com

■	Review account information and make most account transactions. This includes making purchases, exchanges, and redemptions; reviewing account activity; checking balances; and more.

Mobile Access – mobile.usaa.com

■	Review account information and make most account transactions.

USAA Self-Service Telephone System (800) 531-USAA (8722) or (210) 531-8722

■	Access account information and make most account transactions. This service is available with an ESA and EFT Buy/Sell authorization on file.

Telephone

■	Call toll free (800) 531-USAA (8722) or (210) 531-8722 Monday – Friday, 7:30 a.m. to 8 p.m. Central time and Saturday, 8 a.m. to 5 p.m. Central time to speak with a member service representative.

Fax

■
If you hold an account with the Fund directly, you may send a signed fax with your written redemption instructions to (800) 292-8177. In certain instances we may require a signature from all owners associated with an account.

Mail

■	If you hold an account with the Fund directly and would like to make a purchase or request a redemption by mail, send your written instructions to:

Regular Mail:
USAA Investment Management Company
P.O. Box 659453
San Antonio, TX 78265-9825

Registered or Express Mail:
USAA Investment Management Company
9800 Fredericksburg Road
San Antonio, TX 78240

Bank Wire

■
To add to your account or request a redemption by bank wire, visit us at usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 for instructions. This helps to ensure that your account will be credited or debited promptly and correctly.

Electronic Funds Transfer

■
Additional purchases on a regular basis may be deducted electronically from a bank account, paycheck, income-producing investment, or USAA money market fund account. Sign up for these services when opening an account or log on to usaa.com or call (800) 531-USAA (8722) or (210) 531-8722 to add them.

With respect to each Fund listed above, the following disclosure is added to the section titled “Other Fund Rights.”

■	Discontinue or otherwise limit the opening of accounts with us.

With respect to the Tax Exempt Long-Term Fund, Tax Exempt Intermediate-Term Fund, Tax Exempt Short-Term Fund, California Bond Fund, New York Bond Fund, Virginia Bond Fund, and Growth and Tax Strategy Fund, effective December 1, 2015, Dale R. Hoffmann is added to each Fund’s prospectus as a co-manager. The following disclosure is hereby added to each Fund’s Portfolio Manager(s) section under the respective fund:

Dale R. Hoffmann, Assistant Vice President of Money Market Funds, has co-managed the Fund since December 2015. He has 16 years of investment management experience and has worked for us for 24 years. Education: B.S.B.A., University of South Dakota; M.B.A., St. Mary’s University. He is a member of the National Federation of Municipal Analysts and the Southern Municipal Finance Society.

98460-1215